Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Schedule of other non-current assets

	As of
	December 31,
	2020	2021
Various guarantees	289	603
Other long-term assets	5,378	4,263
Cash collaterals on swaps	6,796	—
Total	12,463	4,866